Realized And Unrealized (Loss)/Gain On Oil And Gas Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

(in thousands of $)	Year ended December 31,
	2025	2024	2023
Realized gain on FLNG Hilli’s oil derivative instrument	34,051	68,700	73,120
Realized gain on FLNG Hilli’s gas derivative instrument	28,839	22,950	39,232
Realized MTM adjustment on commodity swap derivatives (1)	—	49,438	87,555
Realized gain on oil and gas derivative instruments, net	62,890	141,088	199,907

Unrealized loss on FLNG Hilli’s oil derivative instrument (note 14 and 18)	(55,428)	(47,272)	(76,847)
Unrealized loss on FLNG Hilli’s gas derivative instrument (note 14 and 18)	(37,674)	(6,511)	(142,521)
Unrealized MTM adjustment for commodity swap derivatives (1)	—	(48,079)	(65,290)
Unrealized loss on oil and gas derivative instruments, net	(93,102)	(101,862)	(284,658)

Realized and unrealized (loss)/gain on oil and gas derivative instruments (note 25)	(30,212)	39,226	(84,751)
(1) The commodity swaps entered into to hedge our exposure to the Dutch Title Transfer Facility (“TTF”) linked earnings on the FLNG Hilli matured during the year ended December 31, 2024. We have not entered into new commodity swaps during the year ended December 31, 2025.